Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 06, 2021	Aug. 03, 2021	Jun. 30, 2021	May 27, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Share price of working capital loan that may be converted into units upon discretion of lender			$ 10.00		$ 10.00
Working capital loans warrant
Subsequent Event [Line Items]
Maximum Loans Convertible Into Shares			$ 1.5		$ 1.5
Related Party Loans | Subsequent Events
Subsequent Event [Line Items]
Share price of working capital loan that may be converted into units upon discretion of lender	$ 10.00
Sponsor
Subsequent Event [Line Items]
Total Loan				$ 1.6
Sponsor | Subsequent Events
Subsequent Event [Line Items]
Commitment loan outstanding amount		$ 0.5
Additional Loan Amount	$ 0.8
Aggregate loan amount	2.4
Sponsor | Subsequent Events | Working capital loans warrant
Subsequent Event [Line Items]
Maximum Loans Convertible Into Shares	$ 1.5